Property, plant and equipment - Commitments under non-cancellable operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Total commitments under non‑cancellable operating leases	$ 364	$ 302	$ 280
Not later than one year
Property, plant and equipment
Total commitments under non‑cancellable operating leases	67	64	59
Later than one year and not later than five years
Property, plant and equipment
Total commitments under non‑cancellable operating leases	150	132	123
Later than five years
Property, plant and equipment
Total commitments under non‑cancellable operating leases	$ 147	$ 106	$ 98